Vanguard® Institutional Index Fund
Schedule of Investments (unaudited)
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Communication Services (10.1%)
	Meta Platforms Inc. Class A	12,637,847	9,280,982
	Alphabet Inc. Class A	33,893,541	8,239,520
	Alphabet Inc. Class C	27,209,601	6,626,898
*	Netflix Inc.	2,475,902	2,968,408
	Walt Disney Co.	10,476,018	1,199,504
	AT&T Inc.	41,662,205	1,176,541
	Verizon Communications Inc.	24,566,889	1,079,715
	T-Mobile US Inc.	2,819,610	674,958
	Comcast Corp. Class A	21,460,129	674,277
*	Warner Bros Discovery Inc.	14,431,266	281,843
	Electronic Arts Inc.	1,312,250	264,681
*	Take-Two Interactive Software Inc.	1,010,583	261,094
*	Live Nation Entertainment Inc.	920,184	150,358
*	Charter Communications Inc. Class A	541,062	148,849
*	Trade Desk Inc. Class A	2,599,953	127,424
	Omnicom Group Inc.	1,129,966	92,126
	News Corp. Class A	2,745,578	84,317
	TKO Group Holdings Inc.	402,128	81,214
	Fox Corp. Class A	1,222,390	77,084
	Interpublic Group of Cos. Inc.	2,140,580	59,744
	Fox Corp. Class B	867,237	49,684
	Match Group Inc.	1,400,120	49,452
[1]	Paramount Skydance Corp. Class B	1,802,078	34,095
	News Corp. Class B	196,767	6,798
			33,689,566
Consumer Discretionary (10.5%)
*	Amazon.com Inc.	56,548,051	12,416,256
*	Tesla Inc.	16,350,461	7,271,377
	Home Depot Inc.	5,797,143	2,348,944
	McDonald's Corp.	4,157,720	1,263,490
	Booking Holdings Inc.	188,831	1,019,550
	TJX Cos. Inc.	6,500,355	939,561
	Lowe's Cos. Inc.	3,265,582	820,673
*	DoorDash Inc. Class A	2,156,814	586,632
	Starbucks Corp.	6,622,806	560,289
*	O'Reilly Automotive Inc.	4,943,809	532,992
	NIKE Inc. Class B	6,921,781	482,656
	Royal Caribbean Cruises Ltd.	1,471,836	476,257
*	AutoZone Inc.	97,469	418,165
	Hilton Worldwide Holdings Inc.	1,370,022	355,438
	Marriott International Inc. Class A	1,312,551	341,841
	General Motors Co.	5,545,518	338,110
*	Chipotle Mexican Grill Inc.	7,816,752	306,339
*	Airbnb Inc. Class A	2,501,350	303,714
	Ross Stores Inc.	1,906,383	290,514
	DR Horton Inc.	1,615,647	273,804
	Ford Motor Co.	22,785,067	272,509
	Yum! Brands Inc.	1,617,665	245,885
	eBay Inc.	2,663,227	242,220
	Garmin Ltd.	953,295	234,720
*	Carnival Corp.	6,325,852	182,880
	Tractor Supply Co.	3,087,022	175,559
	Lennar Corp. Class A	1,325,436	167,058
	PulteGroup Inc.	1,148,760	151,786
	Expedia Group Inc.	688,368	147,139
*	Ulta Beauty Inc.	261,721	143,096
	Williams-Sonoma Inc.	716,950	140,128
	Tapestry Inc.	1,214,076	137,458
*	NVR Inc.	16,707	134,235

		Shares	Market Value ($000)
	Darden Restaurants Inc.	682,381	129,898
*	Lululemon Athletica Inc.	636,029	113,169
	Genuine Parts Co.	811,123	112,422
*	Aptiv plc	1,269,034	109,416
	Las Vegas Sands Corp.	1,800,979	96,875
*	Deckers Outdoor Corp.	864,972	87,682
	Best Buy Co. Inc.	1,145,940	86,656
	Domino's Pizza Inc.	182,047	78,591
	Ralph Lauren Corp.	225,293	70,643
*	Norwegian Cruise Line Holdings Ltd.	2,631,194	64,806
	Wynn Resorts Ltd.	491,610	63,059
	Pool Corp.	191,319	59,322
	Hasbro Inc.	776,070	58,865
	LKQ Corp.	1,492,077	45,568
*	MGM Resorts International	1,192,418	41,329
*	CarMax Inc.	873,268	39,184
*	Mohawk Industries Inc.	303,678	39,150
			35,017,910
Consumer Staples (4.9%)
	Walmart Inc.	25,573,851	2,635,641
	Costco Wholesale Corp.	2,583,878	2,391,715
	Procter & Gamble Co.	13,647,923	2,097,003
	Coca-Cola Co.	22,567,060	1,496,647
	Philip Morris International Inc.	9,069,512	1,471,075
	PepsiCo Inc.	7,976,709	1,120,249
	Altria Group Inc.	9,787,414	646,557
	Mondelez International Inc. Class A	7,538,072	470,903
	Colgate-Palmolive Co.	4,708,802	376,422
*	Monster Beverage Corp.	4,154,072	279,611
	Kimberly-Clark Corp.	1,933,707	240,437
	Kroger Co.	3,544,625	238,943
	Target Corp.	2,647,642	237,493
	Sysco Corp.	2,782,610	229,120
	Keurig Dr Pepper Inc.	7,914,422	201,897
	Kenvue Inc.	11,180,499	181,459
	Archer-Daniels-Midland Co.	2,798,740	167,197
	Hershey Co.	863,679	161,551
	General Mills Inc.	3,114,898	157,053
	Dollar General Corp.	1,281,857	132,480
	Kraft Heinz Co.	4,960,742	129,178
	Kellanova	1,565,815	128,428
	Church & Dwight Co. Inc.	1,418,149	124,272
	Estee Lauder Cos. Inc. Class A	1,363,300	120,134
	Constellation Brands Inc. Class A	832,857	112,161
*	Dollar Tree Inc.	1,132,296	106,855
	McCormick & Co. Inc.	1,476,358	98,783
	Tyson Foods Inc. Class A	1,666,511	90,492
	Clorox Co.	713,487	87,973
	J M Smucker Co.	622,608	67,615
	Bunge Global SA	815,890	66,291
	Conagra Brands Inc.	2,796,046	51,196
	Lamb Weston Holdings Inc.	813,976	47,276
	Molson Coors Beverage Co. Class B	983,958	44,524
	Hormel Foods Corp.	1,701,759	42,102
	Campbell's Co.	1,146,457	36,205
	Brown-Forman Corp. Class B	1,031,012	27,920
			16,314,858
Energy (2.9%)
	Exxon Mobil Corp.	24,840,135	2,800,725
	Chevron Corp.	11,213,481	1,741,341
	ConocoPhillips	7,276,912	688,323
	Williams Cos. Inc.	7,115,157	450,745
	EOG Resources Inc.	3,180,690	356,619
	Marathon Petroleum Corp.	1,770,878	341,319
	Kinder Morgan Inc.	11,388,430	322,406
	Phillips 66	2,355,769	320,432
	Valero Energy Corp.	1,810,870	308,319
	Schlumberger NV	8,696,193	298,888
	Baker Hughes Co.	5,746,145	279,952

		Shares	Market Value ($000)
	ONEOK Inc.	3,670,589	267,843
	Targa Resources Corp.	1,253,949	210,087
	EQT Corp.	3,635,690	197,891
	Occidental Petroleum Corp.	4,185,635	197,771
	Diamondback Energy Inc.	1,096,842	156,958
	Expand Energy Corp.	1,386,833	147,337
	Devon Energy Corp.	3,696,138	129,587
	Halliburton Co.	4,964,377	122,124
	Coterra Energy Inc.	4,449,179	105,223
	Texas Pacific Land Corp.	112,624	105,150
	APA Corp.	2,082,815	50,571
			9,599,611
Financials (13.5%)
*	Berkshire Hathaway Inc. Class B	10,684,648	5,371,600
	JPMorgan Chase & Co.	16,022,007	5,053,822
	Visa Inc. Class A	9,597,672	3,276,453
	Mastercard Inc. Class A	4,809,875	2,735,905
	Bank of America Corp.	39,706,206	2,048,443
	Wells Fargo & Co.	18,665,884	1,564,574
	Goldman Sachs Group Inc.	1,763,896	1,404,679
	Morgan Stanley	7,069,115	1,123,706
	Citigroup Inc.	10,726,769	1,088,767
	American Express Co.	3,163,002	1,050,623
	Blackrock Inc.	839,127	978,313
	Charles Schwab Corp.	9,941,934	949,156
	S&P Global Inc.	1,820,741	886,173
	Progressive Corp.	3,415,269	843,401
	Capital One Financial Corp.	3,726,754	792,233
	Blackstone Inc.	4,294,806	733,768
*	Robinhood Markets Inc. Class A	4,509,660	645,693
	Chubb Ltd.	2,160,267	609,735
	Marsh & McLennan Cos. Inc.	2,864,304	577,243
	CME Group Inc.	2,100,164	567,443
	Intercontinental Exchange Inc.	3,335,854	562,025
	KKR & Co. Inc.	3,997,062	519,418
	Arthur J Gallagher & Co.	1,493,654	462,644
	PNC Financial Services Group Inc.	2,293,971	460,928
	Aon plc Class A (XNYS)	1,256,263	447,958
	Bank of New York Mellon Corp.	4,109,210	447,739
*	Coinbase Global Inc. Class A	1,317,638	444,690
	US Bancorp	9,064,843	438,104
	Moody's Corp.	898,839	428,279
*	Fiserv Inc.	3,166,898	408,308
*	PayPal Holdings Inc.	5,565,428	373,218
	Travelers Cos. Inc.	1,311,450	366,183
	Apollo Global Management Inc.	2,680,331	357,208
	Truist Financial Corp.	7,514,948	343,583
	Allstate Corp.	1,534,655	329,414
	Aflac Inc.	2,805,597	313,385
	Ameriprise Financial Inc.	549,477	269,931
	MetLife Inc.	3,255,765	268,177
	MSCI Inc.	450,910	255,851
	American International Group Inc.	3,228,806	253,590
	Nasdaq Inc.	2,641,676	233,656
*	Block Inc. (XNYS)	3,202,762	231,464
	Hartford Insurance Group Inc.	1,638,444	218,552
	Prudential Financial Inc.	2,050,934	212,764
	Fidelity National Information Services Inc.	3,043,398	200,682
	Arch Capital Group Ltd.	2,165,556	196,481
	Willis Towers Watson plc	568,309	196,322
	State Street Corp.	1,652,806	191,742
	M&T Bank Corp.	910,348	179,903
	Interactive Brokers Group Inc. Class A	2,593,415	178,453
	Raymond James Financial Inc.	1,033,733	178,422
	Fifth Third Bancorp	3,855,331	171,755
	Brown & Brown Inc.	1,706,393	160,043
	Synchrony Financial	2,164,694	153,801
	Northern Trust Corp.	1,113,645	149,897
	Cboe Global Markets Inc.	609,067	149,374

		Shares	Market Value ($000)
	Huntington Bancshares Inc.	8,540,279	147,491
	Cincinnati Financial Corp.	911,399	144,092
	Regions Financial Corp.	5,196,133	137,022
	W R Berkley Corp.	1,745,822	133,765
	Citizens Financial Group Inc.	2,512,582	133,569
	T Rowe Price Group Inc.	1,279,210	131,298
*	Corpay Inc.	411,719	118,600
	Global Payments Inc.	1,412,510	117,351
	KeyCorp	5,440,002	101,674
	Loews Corp.	990,218	99,408
	Principal Financial Group Inc.	1,182,720	98,059
	Everest Group Ltd.	244,622	85,674
	Globe Life Inc.	472,026	67,485
	Assurant Inc.	294,745	63,842
	FactSet Research Systems Inc.	220,664	63,218
	Jack Henry & Associates Inc.	423,795	63,116
	Invesco Ltd.	2,594,341	59,514
	Erie Indemnity Co. Class A	148,318	47,189
	Franklin Resources Inc.	1,789,403	41,389
			44,909,430
Health Care (8.9%)
	Eli Lilly & Co.	4,632,337	3,534,473
	Johnson & Johnson	14,032,602	2,601,925
	AbbVie Inc.	10,293,155	2,383,277
	UnitedHealth Group Inc.	5,277,131	1,822,193
	Abbott Laboratories	10,141,072	1,358,295
	Merck & Co. Inc.	14,553,765	1,221,498
	Thermo Fisher Scientific Inc.	2,200,326	1,067,202
*	Intuitive Surgical Inc.	2,088,737	934,146
	Amgen Inc.	3,136,885	885,229
	Pfizer Inc.	33,129,712	844,145
*	Boston Scientific Corp.	8,633,626	842,901
	Gilead Sciences Inc.	7,229,868	802,515
	Stryker Corp.	2,004,864	741,138
	Danaher Corp.	3,713,494	736,237
	Medtronic plc	7,465,706	711,034
*	Vertex Pharmaceuticals Inc.	1,493,932	585,084
	McKesson Corp.	724,800	559,937
	CVS Health Corp.	7,390,590	557,177
	Bristol-Myers Squibb Co.	11,859,909	534,882
	Cigna Group	1,555,184	448,282
	Elevance Health Inc.	1,311,836	423,881
	HCA Healthcare Inc.	954,248	406,701
	Zoetis Inc.	2,581,590	377,738
	Cencora Inc.	1,129,406	352,973
	Regeneron Pharmaceuticals Inc.	593,840	333,898
	Becton Dickinson & Co.	1,670,722	312,709
*	IDEXX Laboratories Inc.	466,336	297,937
*	Edwards Lifesciences Corp.	3,421,499	266,090
	ResMed Inc.	853,180	233,541
	Cardinal Health Inc.	1,391,551	218,418
	Agilent Technologies Inc.	1,654,843	212,399
	GE HealthCare Technologies Inc.	2,659,737	199,746
*	IQVIA Holdings Inc.	990,170	188,073
	Humana Inc.	700,623	182,281
*	Dexcom Inc.	2,283,558	153,661
*	Mettler-Toledo International Inc.	119,932	147,230
	STERIS plc	573,380	141,877
	Labcorp Holdings Inc.	483,870	138,900
*	Insulet Corp.	410,283	126,667
	Quest Diagnostics Inc.	650,982	124,064
*	Biogen Inc.	855,300	119,810
	Zimmer Biomet Holdings Inc.	1,155,657	113,832
	West Pharmaceutical Services Inc.	419,376	110,015
*	Waters Corp.	346,809	103,977
*	Centene Corp.	2,719,901	97,046
*	Hologic Inc.	1,295,788	87,453
*	Incyte Corp.	956,054	81,083
*	Cooper Cos. Inc.	1,161,760	79,650

		Shares	Market Value ($000)
	Baxter International Inc.	2,987,733	68,031
	Viatris Inc.	6,787,005	67,191
	Universal Health Services Inc. Class B	328,362	67,130
*	Solventum Corp.	859,635	62,753
*	Molina Healthcare Inc.	314,734	60,228
	Revvity Inc.	675,097	59,172
*	Moderna Inc.	2,012,889	51,993
	Bio-Techne Corp.	915,436	50,926
*	Align Technology Inc.	392,059	49,094
*	Charles River Laboratories International Inc.	286,573	44,837
*	Henry Schein Inc.	603,080	40,026
*	DaVita Inc.	209,298	27,809
			29,452,410
Industrials (8.3%)
	General Electric Co.	6,178,929	1,858,745
	RTX Corp.	7,799,499	1,305,090
	Caterpillar Inc.	2,729,768	1,302,509
*	Uber Technologies Inc.	12,151,073	1,190,441
	GE Vernova Inc.	1,586,166	975,333
*	Boeing Co.	4,405,941	950,934
	Eaton Corp. plc	2,268,394	848,946
	Union Pacific Corp.	3,455,188	816,703
	Honeywell International Inc.	3,699,373	778,718
	Automatic Data Processing Inc.	2,359,902	692,631
	Deere & Co.	1,467,630	671,089
	Lockheed Martin Corp.	1,197,120	597,614
	Parker-Hannifin Corp.	744,611	564,527
	Trane Technologies plc	1,296,536	547,086
	General Dynamics Corp.	1,471,236	501,692
	3M Co.	3,103,343	481,577
	Northrop Grumman Corp.	784,260	477,865
	Waste Management Inc.	2,159,108	476,796
	Howmet Aerospace Inc.	2,348,776	460,900
	TransDigm Group Inc.	328,322	432,735
	Emerson Electric Co.	3,278,942	430,132
	Johnson Controls International plc	3,812,596	419,195
	Cintas Corp.	1,995,693	409,636
	Illinois Tool Works Inc.	1,545,604	403,032
	Norfolk Southern Corp.	1,307,012	392,640
	CSX Corp.	10,860,374	385,652
	Quanta Services Inc.	868,514	359,930
	United Parcel Service Inc. Class B (XNYS)	4,287,370	358,124
	United Rentals Inc.	374,783	357,790
	Cummins Inc.	802,578	338,985
	L3Harris Technologies Inc.	1,089,725	332,813
*	Axon Enterprise Inc.	457,252	328,142
	Fastenal Co.	6,683,882	327,778
	PACCAR Inc.	3,060,887	300,946
	FedEx Corp.	1,265,077	298,318
	Carrier Global Corp.	4,662,359	278,343
	Republic Services Inc.	1,182,883	271,448
	AMETEK Inc.	1,346,015	253,051
	WW Grainger Inc.	256,477	244,412
	Paychex Inc.	1,889,647	239,532
*	Copart Inc.	5,184,021	233,125
	Rockwell Automation Inc.	655,158	228,997
	Delta Air Lines Inc.	3,780,173	214,525
	Xylem Inc.	1,418,272	209,195
	Otis Worldwide Corp.	2,286,807	209,083
	Verisk Analytics Inc.	814,156	204,768
	Westinghouse Air Brake Technologies Corp.	996,085	199,685
	Equifax Inc.	721,023	184,964
*	United Airlines Holdings Inc.	1,886,269	182,025
	Ingersoll Rand Inc. (XYNS)	2,104,147	173,845
	EMCOR Group Inc.	260,520	169,218
	Broadridge Financial Solutions Inc.	682,186	162,476
	Veralto Corp.	1,446,320	154,192
	Old Dominion Freight Line Inc.	1,079,026	151,905
	Leidos Holdings Inc.	747,083	141,169

		Shares	Market Value ($000)
	Dover Corp.	799,293	133,346
	Hubbell Inc.	309,375	133,127
	Pentair plc	954,321	105,701
	Snap-on Inc.	303,596	105,205
	Jacobs Solutions Inc.	697,548	104,535
	Lennox International Inc.	186,382	98,663
	Southwest Airlines Co.	3,062,392	97,721
	Expeditors International of Washington Inc.	791,771	97,063
	Fortive Corp.	1,974,551	96,733
	Rollins Inc.	1,636,967	96,155
	CH Robinson Worldwide Inc.	688,677	91,181
	Allegion plc	500,474	88,759
	Textron Inc.	1,039,715	87,846
	Masco Corp.	1,221,727	85,997
*	Builders FirstSource Inc.	645,125	78,221
	IDEX Corp.	438,561	71,380
	Nordson Corp.	313,130	71,065
	Stanley Black & Decker Inc.	900,787	66,956
	Huntington Ingalls Industries Inc.	228,099	65,672
*	Dayforce Inc.	929,767	64,052
	Paycom Software Inc.	291,594	60,692
	JB Hunt Transport Services Inc.	445,355	59,753
*	Generac Holdings Inc.	342,723	57,372
	A O Smith Corp.	665,317	48,841
			27,547,038
Information Technology (34.8%)
	NVIDIA Corp.	142,170,686	26,526,207
	Microsoft Corp.	43,310,504	22,432,676
	Apple Inc.	86,470,072	22,017,874
	Broadcom Inc.	27,405,593	9,041,379
	Oracle Corp.	9,655,998	2,715,653
*	Palantir Technologies Inc. Class A	13,251,359	2,417,313
	Cisco Systems Inc.	23,073,565	1,578,693
	International Business Machines Corp.	5,427,506	1,531,425
*	Advanced Micro Devices Inc.	9,455,889	1,529,868
	Salesforce Inc.	5,570,161	1,320,128
*	AppLovin Corp. Class A	1,577,391	1,133,419
*	ServiceNow Inc.	1,211,923	1,115,309
	Intuit Inc.	1,625,295	1,109,930
	Micron Technology Inc.	6,520,870	1,091,072
	QUALCOMM Inc.	6,283,705	1,045,357
	Lam Research Corp.	7,374,652	987,466
	Texas Instruments Inc.	5,297,071	973,231
	Applied Materials Inc.	4,676,021	957,369
	Accenture plc Class A	3,628,919	894,891
	Amphenol Corp. Class A	7,114,149	880,376
*	Arista Networks Inc.	6,005,191	875,016
*	Adobe Inc.	2,471,620	871,864
*	Intel Corp.	25,503,552	855,644
	KLA Corp.	768,932	829,370
*	Palo Alto Networks Inc.	3,891,763	792,441
*	Crowdstrike Holdings Inc. Class A	1,452,264	712,161
	Analog Devices Inc.	2,891,672	710,484
*	Cadence Design Systems Inc.	1,587,688	557,691
*	Synopsys Inc.	1,078,182	531,964
	Motorola Solutions Inc.	970,712	443,897
*	Autodesk Inc.	1,246,801	396,071
	TE Connectivity plc	1,721,482	377,917
	Corning Inc.	4,541,219	372,516
	NXP Semiconductors NV	1,468,388	334,396
*	Fortinet Inc.	3,793,398	318,949
	Roper Technologies Inc.	626,789	312,573
*	Workday Inc. Class A	1,259,127	303,110
	Seagate Technology Holdings plc	1,239,611	292,623
*	Datadog Inc. Class A	1,884,118	268,298
	Monolithic Power Systems Inc.	279,113	256,963
	Dell Technologies Inc. Class C	1,766,889	250,492
	Western Digital Corp.	2,021,532	242,705
*	Fair Isaac Corp.	139,869	209,318

		Shares	Market Value ($000)
	Microchip Technology Inc.	3,144,287	201,926
	Cognizant Technology Solutions Corp. Class A	2,845,868	190,872
	Hewlett Packard Enterprise Co.	7,644,505	187,749
*	Keysight Technologies Inc.	1,002,764	175,404
*	Teledyne Technologies Inc.	273,425	160,238
	HP Inc.	5,469,402	148,932
*	PTC Inc.	697,596	141,626
*	Super Micro Computer Inc. (XNGS)	2,918,642	139,920
	NetApp Inc.	1,165,101	138,018
*	First Solar Inc.	624,818	137,791
	VeriSign Inc.	490,143	137,029
	Jabil Inc.	625,664	135,875
*	Tyler Technologies Inc.	252,286	131,986
	Teradyne Inc.	928,057	127,738
	CDW Corp.	763,057	121,540
*	ON Semiconductor Corp.	2,380,312	117,373
*	Gartner Inc.	441,877	116,156
*	Trimble Inc.	1,385,959	113,164
*	GoDaddy Inc. Class A	807,883	110,543
*	F5 Inc.	334,891	108,233
	Gen Digital Inc. (XNGS)	3,268,886	92,804
*	Zebra Technologies Corp. Class A	296,293	88,046
	Skyworks Solutions Inc.	864,642	66,560
*	Akamai Technologies Inc.	835,325	63,284
*	EPAM Systems Inc.	323,952	48,849
			115,617,755
Materials (1.8%)
	Linde plc	2,732,094	1,297,745
	Newmont Corp. (XNYS)	6,400,129	539,595
	Sherwin-Williams Co.	1,351,058	467,817
	Ecolab Inc.	1,487,270	407,304
	Air Products & Chemicals Inc.	1,297,538	353,865
	Freeport-McMoRan Inc.	8,369,965	328,270
	Corteva Inc.	3,958,510	267,714
	Vulcan Materials Co.	770,006	236,869
	Martin Marietta Materials Inc.	351,430	221,499
	DuPont de Nemours Inc.	2,437,410	189,874
	Nucor Corp.	1,337,125	181,087
	International Paper Co.	3,078,543	142,844
	PPG Industries Inc.	1,317,203	138,451
	Smurfit WestRock plc	3,039,545	129,393
	Packaging Corp. of America	520,894	113,518
	Steel Dynamics Inc.	806,905	112,507
	Amcor plc	13,417,769	109,757
	Dow Inc.	4,137,021	94,862
	International Flavors & Fragrances Inc.	1,492,715	91,862
	CF Industries Holdings Inc.	943,530	84,635
	Ball Corp.	1,586,966	80,015
	Avery Dennison Corp.	453,938	73,615
	LyondellBasell Industries NV Class A	1,498,609	73,492
	Mosaic Co.	1,844,776	63,977
	Albemarle Corp.	684,418	55,493
	Eastman Chemical Co.	666,158	42,001
			5,898,061
Real Estate (1.9%)
	Welltower Inc.	3,896,755	694,168
	Prologis Inc.	5,407,623	619,281
	American Tower Corp.	2,728,216	524,691
	Equinix Inc.	570,171	446,581
	Simon Property Group Inc.	1,901,851	356,920
	Realty Income Corp.	5,326,183	323,779
	Digital Realty Trust Inc.	1,868,942	323,103
*	CBRE Group Inc. Class A	1,708,202	269,144
	Public Storage	920,509	265,889
	Crown Castle Inc.	2,537,726	244,865
*	CoStar Group Inc.	2,468,297	208,250
	VICI Properties Inc.	6,215,731	202,695
	Ventas Inc.	2,648,202	185,348
	Iron Mountain Inc.	1,719,739	175,310

		Shares	Market Value ($000)
	Extra Space Storage Inc.	1,236,279	174,241
	AvalonBay Communities Inc.	828,343	160,011
	Equity Residential	2,023,365	130,972
	SBA Communications Corp.	625,692	120,978
	Weyerhaeuser Co.	4,211,038	104,392
	Essex Property Trust Inc.	374,965	100,363
	Invitation Homes Inc.	3,292,661	96,574
	Mid-America Apartment Communities Inc.	683,197	95,463
	Kimco Realty Corp.	3,948,905	86,284
	Healthpeak Properties Inc.	4,047,283	77,505
	Alexandria Real Estate Equities Inc.	906,858	75,578
	Regency Centers Corp.	951,004	69,328
	Camden Property Trust	621,886	66,405
	UDR Inc.	1,755,456	65,408
	BXP Inc.	858,476	63,819
	Host Hotels & Resorts Inc.	3,727,513	63,442
	Federal Realty Investment Trust	455,840	46,181
			6,436,968
Utilities (2.3%)
	NextEra Energy Inc.	11,998,902	905,797
	Southern Co.	6,407,819	607,269
	Constellation Energy Corp.	1,820,314	599,011
	Duke Energy Corp.	4,529,340	560,506
	Vistra Corp.	1,855,104	363,452
	American Electric Power Co. Inc.	3,114,649	350,398
	Sempra	3,803,597	342,248
	Dominion Energy Inc.	4,974,785	304,308
	Xcel Energy Inc.	3,446,554	277,965
	Exelon Corp.	5,885,719	264,916
	Public Service Enterprise Group Inc.	2,908,449	242,739
	Entergy Corp.	2,601,287	242,414
	WEC Energy Group Inc.	1,875,920	214,962
	Consolidated Edison Inc.	2,101,524	211,245
	PG&E Corp.	12,803,253	193,073
	NRG Energy Inc.	1,126,819	182,488
	DTE Energy Co.	1,209,268	171,027
	Ameren Corp.	1,574,234	164,318
	PPL Corp.	4,305,419	159,989
	Atmos Energy Corp.	935,103	159,669
	American Water Works Co. Inc.	1,137,606	158,343
	Eversource Energy	2,162,773	153,860
	CenterPoint Energy Inc.	3,807,202	147,719
	FirstEnergy Corp.	3,025,427	138,625
	CMS Energy Corp.	1,746,076	127,917
	Edison International	2,240,513	123,856
	NiSource Inc.	2,744,748	118,848
	Evergy Inc.	1,342,706	102,072
	Alliant Energy Corp.	1,500,394	101,142
	Pinnacle West Capital Corp.	695,610	62,368
	AES Corp.	4,156,586	54,701
			7,807,245
Total Common Stocks (Cost $85,041,044)			332,290,852
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 4.180% (Cost $164,961)	1,649,641	164,964
Total Investments (100.0%) (Cost $85,206,005)			332,455,816
Other Assets and Liabilities—Net (0.0%)			115,383
Net Assets (100%)			332,571,199
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,103.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,166 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2025	574	193,402	1,233

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Visa Inc. Class A	8/31/2026	BANA	102,414	(3.990)	—	(22)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At September 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $864 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	332,290,852	—	—	332,290,852
Temporary Cash Investments	164,964	—	—	164,964
Total	332,455,816	—	—	332,455,816
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,233	—	—	1,233
Liabilities
Swap Contracts	—	(22)	—	(22)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.